INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
INVESTMENTS IN SUBSIDIARIES	INVESTMENTS IN SUBSIDIARIES
The Company held investments in material subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2022	2021

VEON Amsterdam B.V.	Netherlands	Holding	100.0%	100.0%
VEON Holdings B.V.	Netherlands	Holding	100.0%	100.0%
PJSC VimpelCom	Russia	Operating	100.0%	100.0%
JSC “Kyivstar”	Ukraine	Operating	100.0%	100.0%
LLP “KaR-Tel”	Kazakhstan	Operating	75.0%	75.0%
LLC “Unitel”	Uzbekistan	Operating	100.0%	100.0%
LLC “VEON Georgia”	Georgia	Operating	—%	100.0%
VEON Finance Ireland Designated Activity Company	Ireland	Holding	100.0%	100.0%
LLC “Sky Mobile”	Kyrgyzstan	Operating	50.1%	50.1%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100.0%	100.0%
Global Telecom Holding S.A.E	Egypt	Holding	99.6%	99.6%
Omnium Telecom Algérie S.p.A.*	Algeria	Holding	—%	45.6%
Optimum Telecom Algeria S.p.A.*	Algeria	Operating	—%	45.6%
Pakistan Mobile Communications Limited	Pakistan	Operating	100.0%	100.0%
Banglalink Digital Communications Limited	Bangladesh	Operating	100.0%	100.0%

* Until the date sale of Algeria on August 5, 2022, the Group had concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A, see ‘Significant accounting judgments’ below for further details.
Certain of the Group’s subsidiaries are subject to restrictions that impact their ability to distribute dividends. For example, the Group faces certain restrictions from paying dividends where it is subject to withholding tax, primarily in Pakistan, Kazakhstan and Uzbekistan. The total amount of dividend restrictions amounts to US$229 (2021: US$1,033).

MATERIAL PARTLY-OWNED SUBSIDIARIES

Financial information of subsidiaries that have material non-controlling interests (“NCIs”) is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2022	2021	2022	2021	2022	2021

LLP “KaR-Tel” (“Kar-Tel”)	25.0%	25.0%	85	96	31	29
Omnium Telecom Algérie S.p.A. (“OTA”)	—%	54.4%	—	732	21	29

The summarized financial information of these subsidiaries before intercompany eliminations for the years ended December 31 are detailed below.
Summarized income statement

	Kar-Tel
	2022	2021	2020

Operating revenue	571	529	446
Operating expenses	(403)	(370)	(316)
Other (expenses) / income	(12)	(9)	4
Profit / (loss) before tax	156	150	134
Income tax expense	(33)	(32)	(28)
Profit / (loss) for the year	123	118	106

Total comprehensive income / (loss)	123	118	106
Attributed to NCIs	31	29	26

Dividends paid to NCIs	—	—	—

Summarized statement of financial position

	Kar-Tel
	2022	2021

Property and equipment	327	300
Intangible assets	178	213
Other non-current assets	39	28
Trade and other receivables	34	29
Cash and cash equivalents	43	46
Other current assets	27	33
Debt and derivatives	(97)	(102)
Provisions	(9)	(6)
Other liabilities	(204)	(158)

Total equity	338	383

Attributed to:
Equity holders of the parent	253	287
Non-controlling interests	85	96

Summarized statement of cash flows

	Kar-Tel
	2022	2021	2020

Net operating cash flows	243	231	184
Net investing cash flows	(127)	(106)	(88)
Net financing cash flows	(117)	(114)	(97)
Net foreign exchange difference	(3)	(1)	(2)
Net increase / (decrease) in cash equivalents	(4)	10	(3)

SIGNIFICANT ACCOUNTING JUDGMENTS
Control over subsidiaries
Subsidiaries, which are those entities over which the Company is deemed to have control, are consolidated. In certain circumstances, significant judgment is required to assess if the Company is deemed to have control over entities where the Company’s ownership interest does not exceed 50%.
The Group concluded that up until the completion of sale of the Algerian operations on August 5, 2022, it controlled Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A even though its subsidiary, Global Telecom Holding S.A.E. owned less than 50% of the ordinary shares. This was because the Company could exercise operational control through terms of a shareholders’ agreement. Our partner in Algeria could acquire our shares at fair market value under call option arrangements exercisable solely at its discretion between October 1,
2021 and December 31, 2021. Concurrently, we had a right to require our partner in Algeria to acquire our shares under put option arrangements exercisable solely at our discretion between July 1, 2021 and September 30, 2021. On July 1, 2021 VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria) to the Fonds National d'Investissement (FNI). The sale transaction was completed on August 5, 2022 and control of Algeria was transferred to our partner. Both option arrangements did not have any impact on our ability to consolidate Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A.